Equity Compensation Plan - Additional Information (Detail) - USD ($)							6 Months Ended
	May 15, 2025	Jul. 17, 2024	May 15, 2024	Jul. 17, 2023	May 15, 2023	Mar. 21, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense							$ 1,091,189
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted					$ 547,550
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, non vested shares, unrecognized compensation cost							$ 2,414,030		$ 882,744
Share based compensation, non vested shares, unrecognized compensation cost period for recognition							2 years 4 months 13 days
Restricted Stock [Member] | Entity Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted						$ 715,000
Stock granted closing price						$ 2.55
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted closing price					$ 3.48
Restricted Stock [Member] | Subsequent Event [Member] | Entity Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest		140,196		140,196
Restricted Stock [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares vest	273,775		273,775
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense							$ 1,091,189	$ 0